Finance income and finance costs - Summary of finance income and finance costs (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Material Income And Expense [Abstract]
Finance income from equity accounted units (Rio Tinto share)	$ 4	$ 6	$ 8
Other finance income (including bank deposits and other financial assets)	137	83	44
Total finance income	141	89	52
Interest on:
– Financial liabilities at amortised cost and associated derivatives	(819)	(895)	(972)
– Finance leases	(3)	(3)	(4)
Fair value movements:
– Bonds designated as hedged items in fair value hedges	28	89	(17)
– Derivatives designated as hedging instruments in fair value hedges	(22)	(89)	(11)
Loss on early redemption of bonds	(256)	(324)
Amounts capitalised	224	111	254
Total finance costs	$ (848)	$ (1,111)	$ (750)